Restricted Net Assets - Additional Information (Details) - Variable Interest Entities ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Line Items]
Statutory reserves	¥ 43,787	$ 6,240	¥ 43,787
Amounts of restricted paid-in capital and reserve funds of PRC subsidiaries and net assets of VIEs	¥ 19,469,523	$ 2,774,385